Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Jul. 20, 2021
Accounting Policies [Abstract]
Number of reportable segments | segment	1		1
Finance receivables originated through the bank partnership arrangements, percentage	94.00%	74.00%	89.00%	62.00%
Finance receivables originated through the bank partnership arrangements	$ 11,800		$ 9,500	$ 3,300
Accrual period for financing receivables	60 days		60 days
Development and capitalized software costs	$ 3,800	$ 2,700	$ 13,700	9,000
Capitalized software costs, amortization expense	3,000	$ 1,900	9,300	6,000	$ 3,800
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	15,114
Operating lease, liability	17,631
Decrease in deferred rent	$ 0		$ (2,513)	$ (2,128)
Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset						$ 15,500
Operating lease, liability						18,000
Pro Forma | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in deferred rent						$ 2,500
Existing Equity Holders
Schedule Of Reverse Recapitalization [Line Items]
Ownership interest retained	87.80%		87.60%				88.20%